SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended
	Dec. 10, 2022	Jun. 11, 2021	Mar. 10, 2021	Aug. 23, 2021	Aug. 19, 2021	Jul. 22, 2021	Jun. 16, 2021	Nov. 30, 2021	May 31, 2021	May 31, 2020
Subsequent Event [Line Items]
Original issue discount								$ 3,588,366	$ 947,873	$ 25,180
Forecast [Member] | Jed Kaplan [Member]
Subsequent Event [Line Items]
Debt instrument, default interest rate	5.00%
Debt maturity date	Jun. 10, 2022
Principal amount of debt instrument	$ 247,818
Debt payment terms	The loan may be repaid by the Company, without penalty, at any time. Should the Company fail to make the principal payment due, the loan will convert to a 17% equity stake in our subsidiary, Simplicity One Brazil, of which Jed Kaplan is already a 20% stakeholder.
Percentage of shareholder	5.00%
FirstFire SPA [Member] | FirstFire Global Oppurtunities Fund, LLC [Member]
Subsequent Event [Line Items]
Original issue discount			$ 56,000
Proceeds from issuance of debt			$ 504,000
Debt conversion price			$ 11.50
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Existing Franchisee [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Purchase of Assets						6,000
Stock Issued During Period, Value, Purchase of Assets						$ 65,100
Shares Issued, Price Per Share						$ 10.85
Subsequent Event [Member] | FirstFire SPA [Member] | FirstFire Global Oppurtunities Fund, LLC [Member]
Subsequent Event [Line Items]
Debt instrument, default interest rate		12.00%
Debt maturity date		Jun. 10, 2023
Principal amount of debt instrument		$ 1,266,666
Shares issued for commitment fee, shares		11,875
Debt payment terms		the Company agreed to pay to $1,266,666 (the “FirstFire Principal Sum”) to FirstFire and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the FirstFire Note after 180 days from June 10, 2021).
Debt principal payment		$ 1,266,666
Original issue discount		126,666
Proceeds from issuance of debt		$ 1,140,000
Debt conversion, description		FirstFire Note. The Company intends to use the proceeds for working capital and to pay off an existing promissory note issued by the Company in favor of Maxim. FirstFire may convert the FirstFire Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the FirstFire Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by FirstFire upon, at the election of FirstFire, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the FirstFire Note.
Debt conversion price		$ 11.50
Outstanding payment percentage		125.00%
Warrants issued		593,750
Warrants and Rights Outstanding, Maturity Date		Nov. 01, 2021
Warrant exercise price		$ 10.73
Subsequent Event [Member] | GS SPA [Member] | GS Capital [Member]
Subsequent Event [Line Items]
Debt instrument, default interest rate							12.00%
Debt maturity date							Jun. 10, 2023
Principal amount of debt instrument							$ 333,333
Shares issued for commitment fee, shares							3,125
Debt payment terms							the Company agreed to pay to $300,000.00 (the “GS Principal Sum”) to GS and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the GS Note after 180 days from June 10, 2021).
Debt principal payment							$ 300,000
Original issue discount							33,333
Proceeds from issuance of debt							$ 300,000
Debt conversion, description							GS may convert the GS Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the GS Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by GS upon, at the election of GS, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the GS Note.
Debt conversion price							$ 11.50
Outstanding payment percentage							125.00%
Warrants issued							156,250
Warrants and Rights Outstanding, Maturity Date							Nov. 01, 2021
Warrant exercise price							$ 10.73
Debt Instrument, Increase (Decrease), Net							$ 100,000
Subsequent Event [Member] | Fourth Amendment [Member] | Maxim [Member]
Subsequent Event [Line Items]
Debt payment terms					the Company and Maxim agreed that all obligations under the Series A-2 Maxim Note, as amended, shall be extinguished, and the Series A-2 Maxim Note, as amended, shall be deemed repaid in its entirety, upon the satisfaction of the following obligations: (i) the Company’s payment of $500,000 to Maxim within three business days of August 19, 2021, (ii) the Company’s issuance of 20,000 restricted shares of the Company’s common stock to Maxim within seven business days of August 19, 2021, and (iii) the Company’s issuance of a common stock purchase warrant to Maxim on August 19, 2021 for the purchase of 365,000 shares of the Company’s common stock.
Warrants issued					365,000
Warrant exercise price					$ 13.00
Debt payment terms					the Company and Maxim agreed that all obligations under the Series A-2 Maxim Note, as amended, shall be extinguished, and the Series A-2 Maxim Note, as amended, shall be deemed repaid in its entirety, upon the satisfaction of the following obligations: (i) the Company’s payment of $500,000 to Maxim within three business days of August 19, 2021, (ii) the Company’s issuance of 20,000 restricted shares of the Company’s common stock to Maxim within seven business days of August 19, 2021, and (iii) the Company’s issuance of a common stock purchase warrant to Maxim on August 19, 2021 for the purchase of 365,000 shares of the Company’s common stock.
Repayment of debt					$ 500,000
Restricted shares issued to purchase common stock					20,000
Subsequent Event [Member] | Fourth Amendment [Member] | Maxim [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares reserved for future issuance					365,000
Subsequent Event [Member] | Jefferson SPA [Member] | Jefferson [Member]
Subsequent Event [Line Items]
Debt instrument, default interest rate				12.00%
Debt maturity date				Aug. 23, 2023
Principal amount of debt instrument				$ 333,333
Shares issued for commitment fee, shares				3,125
Debt principal payment				$ 333,333
Original issue discount				333,333
Proceeds from issuance of debt				$ 300,000
Debt conversion, description				that upon failure to make any payment under the Jefferson Note, the conversion price will be $10.00 per share, as the same may be adjusted as provided in the Jefferson Note. The Jefferson Note has a 4.99% equity blocker; provided, however, that the 4.99% equity blocker may be waived (up to 9.99%) by Jefferson, at Jefferson’s election, on not less than 61 days’ prior notice to the Company.
Warrants issued				156,250
Warrants and Rights Outstanding, Maturity Date				Nov. 01, 2021
Warrant exercise price				$ 10.73
Repayment of debt				$ 300,000
Proceeds from Issuance or Sale of Equity				$ 300,000